STOCKHOLDERS' EQUITY - Stock-based compensation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation expense
Total share-based compensation expense	$ 123,822	$ 236,960	$ 469,116	$ 702,935	$ 953,019	$ 1,236,274
Research and development
Share-based compensation expense
Total share-based compensation expense	60,029	107,426	201,839	322,514	432,083	466,517
General and administrative
Share-based compensation expense
Total share-based compensation expense	$ 63,793	$ 129,534	$ 267,277	$ 380,421	520,936	769,757
Restricted stock units
Share-based compensation expense
Total share-based compensation expense					483,939	729,003
Stock options
Share-based compensation expense
Total share-based compensation expense					$ 469,080	$ 507,271